CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BY COMPONENT (Details 2) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassifications out of AOCI by component
Securities (gains) losses, net	$ (8,000)				$ (188,000)					$ (965,985)	$ (967,454)	$ (1,834,839)
Provision for income taxes	1,000				293,000					897,683	858,997	1,643,673
Net of tax	(1,515,000)	(1,675,000)	(1,720,000)	(1,904,000)	(1,772,000)	(961,000)	(1,367,000)	(1,785,000)	(1,709,000)	(7,070,718)	(5,821,874)	(7,007,562)
Unrealized Gains and Losses on Available for Sale Securities | Amount Reclassified From Accumulated Other Comprehensive Income
Reclassifications out of AOCI by component
Securities (gains) losses, net	(8,000)									(965,985)	(967,454)
Provision for income taxes	3,000									328,435	328,934
Net of tax	$ (5,000)									$ (637,550)	$ (638,520)